Financial performance, Other Income (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial performance [Abstract]
Write back of reclamation bonds	$ 0	$ 0	$ 138
Other income	$ 0	$ 0	$ 138